Going Concern - Disclosure of Impairment Sensitivity (Details) - Non-Current Assets - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Increase in Discount Rate
Statement Line Items [Line Items]
Effect of assumptions on impairment loss (in millions)	$ 52,000	$ 54,000
Sensitivity to key assumptions on impairment loss, rate	1.00%	1.00%
Decrease in Long Term Growth Rate Applied Beyond Approved Forecast Period
Statement Line Items [Line Items]
Effect of assumptions on impairment loss (in millions)	$ 67,000	$ 30,000
Sensitivity to key assumptions on impairment loss, rate	1.00%	1.00%
Decrease in Projected Volume
Statement Line Items [Line Items]
Effect of assumptions on impairment loss (in millions)	$ 44,000	$ 63,000
Sensitivity to key assumptions on impairment loss, rate	1.00%	1.00%